Severance Indemnities And Pension Plans (Accumulated Benefit Obligations And Fair Value Of Plan Assets For Which Accumulated Benefit Obligations In Excess Of Plan Assets) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 55,684	¥ 96,622
Accumulated benefit obligations	52,578	89,166
Fair value of plan assets	37,033	65,601
Foreign Offices And Subsidiaries, Pension Benefits And Other Benefits [Member]
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	57,972	264,204
Accumulated benefit obligations	54,499	243,268
Fair value of plan assets	¥ 25,812	¥ 210,793